Acquisition of 374Water Inc fka PowerVerde Inc (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 16, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred Stock, Par Value		$ 0.0001	$ 0.0001		$ 0.0001
Gross Proceeds From Private Placement			$ 6,551,691
CEO [Member]
Annual Salary		$ 60,000	60,000
Mr Nagar
Annual Salary		200,000	$ 200,000
Annaul Salary Increased Amount		$ 250,000
Series D Preferred Stock [Member]
Description Issuance Of The Preferred Stock		the former Private 374Water shareholders own 65.8% of the Company’s issued and outstanding common stock and 53.8% of the Company’s issued and outstanding voting stock	the former 374Water shareholders own 65.8% of 374Water Inc’s issued and outstanding common stock and 53.8% of 374Water Inc.’s issued and outstanding voting stock
Preferred Stock, Par Value		$ 0.0001	$ 0.0001	$ 0.0001
Gross Proceeds From Private Placement	$ 6,551,691	$ 6,551,745	$ 6,551,745
Shares In Private Placement		436,783	436,783
Settlement Of Liability For Preferred Stock Shares		$ 50,000	$ 50,000